Earnings Per Share Textblock	12 Months Ended
Jun. 30, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
18.	Earnings Per Share

	For the years ended June 30, 2011
	2011	2010

Net income used for basic and diluted net income per common share	$1,420,386	$3,244,925

Weighted average common shares outstanding - basic	5,389,323	5,438,232
Effect of dilutive securities:
Earnings contingency	170,163	24,945
Options	13,209	21,809
Weighted average common shares outstanding - diluted	5,572,695	5,484,986

Earnings per common share - basic	$0.26	$0.60
Earnings per common share - diluted	$0.25	$0.59

Contingent shares were included in the denominator of diluted earnings per share on a weighted-average basis from the completion of the acquisition in accordance with ASC Topic 260-10-45-49 and up to amendment of payment terms (Note 4).  Year-to-date revenue of ITLamp was compared to the revenue target, as defined in the contingent share arrangement (Notes 4 and 15).

Except for the stock options granted in December 2008, all common stock equivalents were anti-dilutive and accordingly were excluded from the calculation of diluted earnings per share for the year ended June 30, 2011.

Except for the stock options granted in December 2008 and 2009, all common stock equivalent were anti-dilutive and accordingly were excluded from the calculation of diluted earnings per share for the year ended June 30, 2010.